SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
Disclosure of geographical areas
The following table summarizes revenues by geography, based on the customers' location:

	For the year ended December 31,
	2019	2018	2017
North America
United States of America	483,228	400,029	322,658
Canada	13,125	7,061	2,956
Subtotal North America	496,353	407,090	325,614
Europe
Spain	26,134	30,298	23,831
Netherlands	2,723	1,023	69
United Kingdom	15,672	12,970	9,996
Luxembourg	937	1,109	1,000
Germany	437	623	1,540
Sweden	—	—	1,317
Others	881	217	731
Subtotal Europe	46,784	46,240	38,484
Asia
India	2,157	1,063	673
Indonesia	1,157	1,686	—
Japan	1,062	—	—
Others	277	318	27
Subtotal Asia	4,653	3,067	700
Latin America and others
Argentina	32,295	24,241	14,886
Brazil	7,964	238	358
Colombia	14,355	5,362	3,553
Chile	29,547	21,246	19,243
Uruguay	17	529	231
Mexico	20,623	11,949	7,418
Perú	6,251	1,718	2,627
Others	483	630	325
Subtotal Latin America and others	111,535	65,913	48,641
TOTAL	659,325	522,310	413,439
The following table summarizes non-current assets other than deferred taxes as stated in IFRS 8, paragraph 33.b, by jurisdiction:

	As of December 31,
	2019	2018

Argentina	85,346	70,349
Spain	144,882	46,803
United States of America	70,054	58,083
Brazil	1,775	1,512
Uruguay	1,808	781
Luxembourg	4,289	4,353
Colombia	42,589	12,942
México	14,814	6,121
India	9,817	4,159
Chile	2,883	874
Peru	4,686	458
Other countries	1,502	718
TOTAL	384,445	207,153